CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 423,766	$ 66,498	¥ 320,179
Time deposits	6,257	982	6,257
Restricted cash	255	40	38,369
Accounts receivable, net of allowance for doubtful accounts	48,458	7,604	32,790
Amounts due from related parties	839	132	305
Prepaid expenses and other current assets	139,757	21,931	138,353
Total current assets	619,332	97,187	536,253
Time deposits-non current	123	19
Accounts receivable, net of allowance for doubtful accounts-non current	90	14	192
Amounts due from related parties-non current	683	107
Property and equipment, net	299,441	46,989	464,490
Intangible assets, net	9,906	1,554	13,444
Right-of-use assets	495,936	77,823	586,451
Goodwill	52,782	8,283	52,782
Long-term investments, net	46,449	7,289	67,592
Deferred income tax assets	41,000	6,434	142,220
Other non-current assets, net	76,040	11,932	95,825
Total Assets	1,641,782	257,631	1,959,249
Current liabilities:
Short-term bank loans	30,000	4,708	10,710
Accounts payable	8,914	1,399	10,293
Amounts due to related parties	554	87	180
Operating lease liabilities-current	239,937	37,651	199,083
Income taxes payable	89,000	13,966	76,817
Deferred revenue-current	2,008,078	315,111	1,980,138
Accrued expenses and other current liabilities	563,603	88,442	391,904
Total current liabilities	2,940,086	461,364	2,669,125
Deferred revenue-non current	16,774	2,632	18,060
Operating lease liabilities-non current	272,575	42,773	406,251
Other non-current liabilities	4,767	748	5,082
Total Liabilities	3,234,202	507,517	3,098,518
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,347,205	211,406	1,324,161
Accumulated other comprehensive income	48,699	7,641	49,120
Accumulated deficit	(2,520,438)	(395,512)	(2,045,891)
Total equity deficit to the shareholders of Tarena International, Inc.	(1,583,920)	(248,552)	(1,132,002)
Non-controlling interest	(8,500)	(1,334)	(7,267)
Total liabilities and equity	1,641,782	257,631	1,959,249
Common Class A
Shareholders' equity:
Ordinary shares	355	56	349
Treasury shares (7,199,870 and 7,199,870 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(459,815)	(72,155)	(459,815)
Common Class B
Shareholders' equity:
Ordinary shares	¥ 74	$ 12	¥ 74